UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                Investment Company Act file number  (811-05339)
                                                    -----------

                              CONCORDE FUNDS, INC.
                              --------------------
               (Exact name of registrant as specified in charter)

                          5430 LBJ FREEWAY SUITE 1500
                          ---------------------------
                             DALLAS, TX  75240-2675
                             ----------------------
              (Address of principal executive offices) (Zip code)

                                  GARY B. WOOD
                                  ------------
              5430 LBJ FREEWAY SUITE 1500, DALLAS, TX  75240-2675
              ---------------------------------------------------
                    (Name and address of agent for service)

                                  972-404-1500
                                  ------------
               Registrant's telephone number, including area code

Date of fiscal year end: 9/30/2006
                         ---------

Date of reporting period:  6/30/2006
                           ---------

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
CONCORDE VALUE FUND
                                                  Shares               Value
                                                  ------               -----
COMMON STOCKS - 93.19%

CAPITAL GOODS - 15.67%
Illinois Tool Works, Inc.                          11,000         $   522,500
Lockheed Martin Corp.                               9,000             645,660
Terex Corp. (a)<F1>                                 9,000             888,300
Tyco International Ltd.                            23,530             647,075
                                                                  -----------
                                                                    2,703,535
                                                                  -----------
COMMERCIAL SERVICES & SUPPLIES - 2.81%
Waste Management, Inc.                             13,500             484,380
                                                                  -----------
CONSUMER DURABLES & APPAREL - 1.50%
Pulte Homes, Inc.                                   9,000             259,110
                                                                  -----------
DIVERSIFIED FINANCIALS - 5.47%
Lehman Brothers Holdings, Inc.                     14,500             944,675
                                                                  -----------
ENERGY - 5.45%
Cimarex Energy Co.                                  7,500             322,500
ConocoPhillips                                      2,524             165,398
Devon Energy Corp.                                  7,500             453,075
                                                                  -----------
                                                                      940,973
                                                                  -----------
FOOD BEVERAGE & TOBACCO - 2.21%
Altria Group, Inc.                                  5,200             381,836
                                                                  -----------
HOTELS RESTAURANTS & LEISURE - 2.51%
Ihop Corp.                                          9,000             432,720
                                                                  -----------
INSURANCE - 5.64%
Delphi Financial Group                             14,683             533,874
MBIA, Inc.                                          7,500             439,125
                                                                  -----------
                                                                      972,999
                                                                  -----------
MATERIALS - 2.56%
Headwaters, Inc. (a)<F1>                           17,300             442,188
                                                                  -----------
MEDIA - 13.85%
CBS Corp New                                       13,500             365,175
Comcast Corp. (a)<F1>                              18,500             606,430
Viacom, Inc. New (a)<F1>                            9,500             340,480
The Walt Disney Co.                                24,500             735,000
The Washington Post Co. - Class B                     440             343,204
                                                                  -----------
                                                                    2,390,289
                                                                  -----------
PHARMACEUTICALS & BIOTECHNOLOGY - 11.13%
Abbott Laboratories                                12,200             532,042
Johnson & Johnson                                  13,500             808,920
Pfizer, Inc.                                       24,700             579,709
                                                                  -----------
                                                                    1,920,671
                                                                  -----------
RETAILING - 5.27%
Lowe's Cos., Inc.                                   7,000             424,690
Saks, Inc.                                         30,000             485,100
                                                                  -----------
                                                                      909,790
                                                                  -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.98%
Intel Corp.                                        18,000             342,000
                                                                  -----------
SOFTWARE & SERVICES - 8.42%
Fiserv, Inc. (a)<F1>                                9,500             430,920
Microsoft Corp.                                    16,500             384,450
Oracle Corp. (a)<F1>                               44,000             637,560
                                                                  -----------
                                                                    1,452,930
                                                                  -----------
TECHNOLOGY HARDWARE & EQUIPMENT - 8.72%
Agilent Technologies, Inc. (a)<F1>                 20,000             631,200
Dell, Inc. (a)<F1>                                 12,500             305,750
Diebold, Inc.                                      14,000             568,680
                                                                  -----------
                                                                    1,505,630
                                                                  -----------
TOTAL COMMON STOCKS (Cost $10,908,960)                            $16,083,726
                                                                  -----------

                                                 Principal
                                                   Amount             Value
                                                   ------             -----
SHORT TERM INVESTMENTS - 7.44%
CERTIFICATE OF DEPOSIT - 0.02%
U.S. Bank, N.A., 1.240% due 10/01/06
  (Cost $2,684)                                  $  2,684         $     2,684
                                                                  -----------
VARIABLE RATE DEMAND NOTES - 7.42%
American Family Financial Services, 4.807%        832,624             832,624
U.S. Bank, N.A., 5.100%                            42,951              42,951
Wisconsin Corporate Central
  Credit Union, 5.020%                            405,880             405,880
                                                                  -----------
TOTAL VARIABLE RATE DEMAND NOTES (Cost $1,281,455)                  1,281,455
                                                                  -----------
TOTAL SHORT TERM INVESTMENTS (Cost $1,284,139)                    $ 1,284,139
                                                                  -----------
TOTAL INVESTMENTS  (COST $12,193,099) - 100.63%                   $17,367,865
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.63)%                      (108,920)
                                                                  -----------
TOTAL NET ASSETS - 100.00%                                        $17,258,945
                                                                  -----------
                                                                  -----------
Notes:
(a)<F1>  Non Income Producing

The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*<F2>:

     Cost of investments                      $12,193,099
     Gross unrealized appreciation              5,536,880
     Gross unrealized depreciation               (362,114)
                                              -----------
     Net unrealized appreciation              $ 5,174,766
                                              -----------
                                              -----------

*<F2> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Concorde Funds, Inc.
                   --------------------

     By (Signature and Title) /s/Gary B. Wood
                              ---------------
                              Gary B. Wood, Chief Executive Officer

     Date   7/20/2006
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     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/Gary B. Wood
                              ---------------
                              Gary B. Wood, Chief Executive Officer

     Date 7/20/2006
          ---------

     By (Signature and Title) /s/Gary B. Wood
                              ---------------
                              Gary B. Wood, Chief Financial Officer

     Date 7/20/2006
          ---------